Capital Management (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Principal amount	R$ 372,700
Debt	530,498	R$ 522,283
Subordinated Letters Of Credits [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 30,000
Debt instruments issuance	May/19
Debt instruments maturity	Apr/25
Debt instruments remuneration	11.7%
Debt		55,641
Subordinated Letters Of Credits One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 20,000
Debt instruments issuance	Apr/20
Debt instruments maturity	Apr/26
Debt instruments remuneration	10.5%
Debt	R$ 35,200	31,865
Subordinated Letters Of Credits Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 15,000
Debt instruments issuance	nov/21
Debt instruments maturity	nov/27
Debt instruments remuneration	CDI + 4%
Debt	R$ 28,680	24,127
Subordinated Letters Of Credits Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 300
Debt instruments issuance	May/22
Debt instruments maturity	Jun/29
Debt instruments remuneration	16.9%
Debt	R$ 523	448
Subordinated Letters Of Credits Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,900
Debt instruments issuance	May/22
Debt instruments maturity	May/29
Debt instruments remuneration	CDI + 4%
Debt	R$ 5,166	4,346
Subordinated Letters Of Credits Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 39,300
Debt instruments issuance	May/22
Debt instruments maturity	May/29
Debt instruments remuneration	16.4% a 16.7%
Debt	R$ 67,971	58,401
Subordinated Letters Of Credits Six [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 900
Debt instruments issuance	Jun/22
Debt instruments maturity	Jun/29
Debt instruments remuneration	CDI + 4%
Debt	R$ 1,587	1,335
Subordinated Letters Of Credits Seven [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 600
Debt instruments issuance	Jun/22
Debt instruments maturity	Jun/29
Debt instruments remuneration	17.3% a 17.6%
Debt	R$ 1,058	902
Subordinated Letters Of Credits Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 10,200
Debt instruments issuance	Jun/22
Debt instruments maturity	Jun/29
Debt instruments remuneration	17% a 17.4%
Debt	R$ 17,800	15,211
Subordinated Letters Of Credits Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,500
Debt instruments issuance	Jun/22
Debt instruments maturity	jul/29
Debt instruments remuneration	17.3% a 17.6%
Debt	R$ 2,627	2,239
Subordinated Letters Of Credits Ten [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 92,700
Debt instruments issuance	Jul/22
Debt instruments maturity	Jul/29
Debt instruments remuneration	CDI + 4%
Debt	R$ 161,666	136,010
Subordinated Letters Of Credits Eleven [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 58,200
Debt instruments issuance	Jul/22
Debt instruments maturity	Jul/29
Debt instruments remuneration	17.3% a 17.6%
Debt	R$ 101,753	86,616
Subordinated Letters Of Credits Twelve [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,200
Debt instruments issuance	Jul/22
Debt instruments maturity	Jul/29
Debt instruments remuneration	17% a 17.4%
Debt	R$ 2,095	1,786
Subordinated Letters Of Credits Thirteen [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 99,900
Debt instruments issuance	Mar/24
Debt instruments maturity	Mar/34
Debt instruments remuneration	CDI + 2.9%
Debt	R$ 104,372	R$ 103,356